Equity dividends (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) € / shares	Mar. 31, 2020 EUR (€) € / shares	Mar. 31, 2019 £ / shares	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2018 € / shares
Declared during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	€ 1,205	€ 1,112		€ 2,729
Total dividends declared	2,412	2,317		4,022
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.84 eurocents per share)	1,207	1,205		1,293
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.16 eurocents per share)	€ 1,260	€ 1,205		€ 1,112
Declared during the financial year: (per share)
Final dividend (per share) | € / shares		€ 4.50		€ 4.16	€ 10.23
Interim dividend (per share) | (per share)	€ 4.50	4.50	£ 4.84
Proposed after the end of the reporting period and not recognised as a liability: (per share)
Interim dividend (per share) | (per share)	€ 4.50	€ 4.50	£ 4.16